Restricted Stock Units - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 01, 2021	Feb. 01, 2020	Dec. 31, 2019	Dec. 31, 2019
Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted		135,000
Award vesting period		9 months
Within February 1, 2021 | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage		40.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted			3,336,095	3,336,095
Aggregate grant date fair value of shares granted			$ 27,500,000
Grant date fair value per share			$ 8.25	$ 8.25
Compensation expense				$ 996,000
Unrecognized compensation cost			$ 26,500,000	$ 26,500,000
Unrecognized compensation cost weighted-average remaining period				1 year 9 months
Restricted Stock Units (RSUs) | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	2,020,411
Award vesting period	3 years
Restricted Stock Units (RSUs) | Vest in One Year
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				931,243
Restricted Stock Units (RSUs) | 2019 Targeted Adjusted EBITDA is Achieved
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				124,723
Restricted Stock Units (RSUs) | 2020 Targeted Adjusted EBITDA is Achieved
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				124,718
Restricted Stock Units (RSUs) | Within February 1, 2021 | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
Restricted Stock Units (RSUs) | Three-year Period Starting from February 1, 2021 | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage	75.00%